UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   04/26/01______


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      44
Form 13F Information Table Value Total:        $86,642


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL TIME WARNER INC            COM              00184A105     2355    58646 SH       SOLE                    58646        0        0
AT&T CORP NEW LIBERTY MEDIA    GROUP CL A       001957208     5156   368302 SH       SOLE                   368302        0        0
AG-CHEM EQUIPMENT CO INC       COM              008363103      450    18000 SH       SOLE                    18000        0        0
APOLLO GROUP INC               COM              037604105     2655    80926 SH       SOLE                    80926        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      388     6990 SH       SOLE                     6990        0        0
CATALINA MARKETING             COM              148867104     4941   151700 SH       SOLE                   151700        0        0
CELESTICA INC                  COM              15101Q108     1659    60165 SH       SOLE                    60165        0        0
CENTURYTEL INC                 COM              156700106      338    11750 SH       SOLE                    11750        0        0
CISCO SYSTEMS INC              COM              17275R102      189    11982 SH       SOLE                    11982        0        0
CITIGROUP INC                  COM              172967101     1174    26110 SH       SOLE                    26110        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     6119   112386 SH       SOLE                   112386        0        0
DST SYSTEMS                    COM              233326107     3610    74905 SH       SOLE                    74905        0        0
DELL COMPUTER CORP             COM              247025109      618    24075 SH       SOLE                    24075        0        0
EMC CORP                       COM              268648102      232     7900 SH       SOLE                     7900        0        0
EXPEDITORS INTL WASH INC       COM              302130109      896    17755 SH       SOLE                    17755        0        0
FIRST DATA CORP                COM              319963104     2035    34075 SH       SOLE                    34075        0        0
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106     1528    53136 SH       SOLE                    53136        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     2007   102929 SH       SOLE                   102929        0        0
HONEYWELL INTL INC             COM              438516106     1140    27950 SH       SOLE                    27950        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     4664   125834 SH       SOLE                   125834        0        0
JACOR COMMUNICATIONS INC       WTS EXP 9/18/01  469858138      334    46500 SH       SOLE                    46500        0        0
JOHNSON & JOHNSON              COM              478160104     1191    13615 SH       SOLE                    13615        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     3082    84620 SH       SOLE                    84620        0        0
MBNA CORP                      COM              55262L100     3788   114455 SH       SOLE                   114455        0        0
MGIC INVESTMENT CORP           COM              552848103     5680    83010 SH       SOLE                    83010        0        0
MCDONALDS CORP                 COM              580135101     2396    90260 SH       SOLE                    90260        0        0
MEADE INSTRUMENTS CORP         COM              583062104       45    10850 SH       SOLE                    10850        0        0
MICROSOFT CORP                 COM              594918104     2764    50537 SH       SOLE                    50537        0        0
PFIZER INC                     COM              717081103     2200    53720 SH       SOLE                    53720        0        0
PLANTRONICS                    COM              727493108      597    33600 SH       SOLE                    33600        0        0
SBC COMMUNICATIONS INC         COM              78387G103      794    17794 SH       SOLE                    17794        0        0
STILWELL FINL INC              COM              860831106     4584   170915 SH       SOLE                   170915        0        0
STRYKER CORP                   COM              863667101      517     9900 SH       SOLE                     9900        0        0
TELEPHONE & DATA SYS INC       COM              879433100     5276    56425 SH       SOLE                    56425        0        0
UNITED PARCEL SERVICE          COM              911312106     3537    62155 SH       SOLE                    62155        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     2285    59880 SH       SOLE                    59880        0        0
VERITAS SOFTWARE CORP          COM              923436109      405     8758 SH       SOLE                     8758        0        0
VERIZON COMMUNICATIONS         COM              92343V104      395     8016 SH       SOLE                     8016        0        0
VIACOM INC CL B                COM              925524308     1759    40003 SH       SOLE                    40003        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      689    25370 SH       SOLE                    25370        0        0
WELLS FARGO & CO               COM              949746101      444     8975 SH       SOLE                     8975        0        0
WEYCO GROUP INC                COM              962149100      251    10500 SH       SOLE                    10500        0        0
GLOBAL CROSSING LTD            COM              G3921A100      246    18217 SH       SOLE                    18217        0        0
FLEXTRONICS                    COM              Y2573F102     1229    81955 SH       SOLE                    81955        0        0